Regulatory Matters (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	May 31, 2010 orders	Dec. 31, 2011 zones	Nov. 14, 2006
Regulatory Matters Disclosure [Abstract]
Under-scheduling charges			$ 4
ERCOT's number of congestion zones		4
Number of significant orders issued by FERC	2
SECA charges owed by BP Energy		$ 22